UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act File number: 811-22998

CSOP ETF TRUST

on behalf of the following series:

CSOP FTSE China A50 ETF

CSOP MSCI China A International Hedged ETF

(Exact name of Registrant as specified in charter)

2801-2803, Two Exchange Square,

8 Connaught Place, Central

Hong Kong

(Address of principal executive offices)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5688

Date of fiscal year end: September 30

 Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2019

	Shares	Market Value
Common Stocks - 99.8%
China - 99.8%
Agriculture - 1.1%
Muyuan Foodstuff Co. Ltd. Class A	15,900	$202,577
Wens Foodstuffs Group Co. Ltd. Class A	11,700	56,410
		258,987

Auto Manufacturers - 1.1%
SAIC Motor Corp. Ltd. Class A	74,699	255,642

Banks - 30.1%
Agricultural Bank of China Ltd. Class A	1,056,300	559,298
Bank of China Ltd. Class A	581,100	307,685
Bank of Communications Co. Ltd. Class A	551,900	445,860
China CITIC Bank Corp. Ltd. Class A	75,138	66,523
China Construction Bank Corp. Class A	248,200	257,495
China Everbright Bank Co. Ltd. Class A	384,200	243,123
China Merchants Bank Co. Ltd. Class A	324,210	1,748,287
China Minsheng Banking Corp. Ltd. Class A	762,484	690,382
Industrial & Commercial Bank of China Ltd. Class A	594,700	501,770
Industrial Bank Co. Ltd. Class A	382,034	1,085,417
Ping An Bank Co. Ltd. Class A	224,724	530,451
Shanghai Pudong Development Bank Co. Ltd. Class A	396,581	703,933
		7,140,224

Beverages - 13.4%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	12,133	192,380
Kweichow Moutai Co. Ltd. Class A	12,177	2,067,067
Wuliangye Yibin Co. Ltd. Class A	48,585	927,291
		3,186,738

Building Materials - 1.6%
Anhui Conch Cement Co. Ltd. Class A	47,600	374,298

Coal - 0.6%
China Shenhua Energy Co. Ltd. Class A	54,567	142,897

Commercial Services - 0.3%
Shanghai International Port Group Co. Ltd. Class A	83,100	68,803

Diversified Financial Services - 4.3%
CITIC Securities Co. Ltd. Class A	214,346	778,154
Guotai Junan Securities Co. Ltd. Class A	91,200	241,970
		1,020,124

Electric - 1.2%
China Yangtze Power Co. Ltd. Class A	109,200	288,003

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

December 31, 2019

	Shares	Market Value
Electrical Components & Equipment - 0.4%
Contemporary Amperex Technology Co. Ltd. Class A	6,100	$93,132

Electronics - 2.7%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	78,023	366,548
Luxshare Precision Industry Co. Ltd. Class A	55,000	288,061
		654,609

Engineering & Construction - 2.3%
China State Construction Engineering Corp. Ltd. Class A	462,960	373,344
Shanghai International Airport Co. Ltd. Class A	15,900	179,671
		553,015

Food - 3.1%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	7,400	114,159
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	137,800	611,785
		725,944

Healthcare-Products - 0.8%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	7,100	185,319

Home Furnishings - 6.7%
Gree Electric Appliances, Inc. of Zhuhai Class A	117,300	1,103,822
Midea Group Co. Ltd. Class A	57,290	478,855
		1,582,677

Insurance - 16.1%
China Life Insurance Co. Ltd. Class A	40,145	200,869
China Pacific Insurance Group Co. Ltd. Class A	69,317	376,375
New China Life Insurance Co. Ltd. Class A	18,046	127,272
Ping An Insurance Group Co. of China Ltd. Class A	253,895	3,113,484
		3,818,000

Internet - 0.2%
360 Security Technology, Inc. Class A	10,957	36,964

Leisure Time - 1.2%
China International Travel Service Corp. Ltd. Class A	21,500	274,419

Miscellaneous Manufacturer - 0.9%
CRRC Corp. Ltd. Class A	205,330	210,368

Oil & Gas - 1.2%
China Petroleum & Chemical Corp. Class A	263,500	193,211

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) - (concluded)

December 31, 2019

	Shares	Market Value
Oil & Gas - 1.2% (continued)
PetroChina Co. Ltd. Class A	111,600	$93,360
		286,571

Pharmaceuticals - 3.0%
Jiangsu Hengrui Medicine Co. Ltd. Class A	56,088	704,380

Real Estate - 6.0%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	56,700	161,663
China Vanke Co. Ltd. Class A	178,293	823,284
Poly Developments & Holdings Group Co. Ltd. Class A	189,000	438,803
		1,423,750

Telecommunications - 1.1%
China United Network Communications Ltd. Class A	209,900	177,402
Foxconn Industrial Internet Co. Ltd. Class A	30,800	80,746
		258,148

Transportation - 0.4%
SF Holding Co. Ltd. Class A	19,586	104,521

Total Common Stocks (Cost $19,436,250)		23,647,533

Total Investments -99.8% (Cost $19,436,250)		23,647,533
Other assets in excess of liabilities - 0.2%		36,788
Net Assets - 100.0%		$23,684,321

Summary of Investments by Sector^
Financials	50.6%
Consumer Staples	17.6
Consumer Discretionary	8.9
Real Estate	6.0
Industrials	4.3
Health Care	3.8
Information Technology	3.3
Energy	1.8
Materials	1.6
Utilities	1.2
Communication Services	0.7
Other assets in excess of liabilities	0.2
100.0%

^   As a percentage of net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2019

	Shares	Market Value
Common Stocks - 100.6%
China - 100.6%
Advertising - 0.3%
Focus Media Information Technology Co. Ltd. Class A	4,440	$3,988

Aerospace/Defense - 0.4%
AECC Aviation Power Co. Ltd. Class A	700	2,178
AVIC Aircraft Co. Ltd. Class A	1,400	3,291
		5,469

Agriculture - 1.8%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,286
Muyuan Foodstuff Co. Ltd. Class A	1,080	13,760
New Hope Liuhe Co. Ltd. Class A	2,100	6,012
Tongwei Co. Ltd. Class A	1,800	3,391
		24,449

Airlines - 0.9%
Air China Ltd. Class A	1,600	2,225
China Eastern Airlines Corp. Ltd. Class A(a)	3,700	3,085
China Southern Airlines Co. Ltd. Class A	3,800	3,915
Spring Airlines Co. Ltd. Class A	400	2,519
		11,744

Auto Manufacturers - 1.6%
BYD Co. Ltd. Class A	700	4,788
Chongqing Changan Automobile Co. Ltd. Class A	2,000	2,879
SAIC Motor Corp. Ltd. Class A	3,500	11,978
Zhengzhou Yutong Bus Co. Ltd. Class A	1,200	2,454
		22,099

Auto Parts & Equipment - 1.2%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	3,787
Huayu Automotive Systems Co. Ltd. Class A	1,100	4,102
Wanxiang Qianchao Co. Ltd. Class A	1,440	1,110
Weichai Power Co. Ltd. Class A	3,200	7,292
		16,291

Banks - 19.7%
Agricultural Bank of China Ltd. Class A	32,400	17,155
Bank of Beijing Co. Ltd. Class A	8,640	7,042
Bank of China Ltd. Class A	21,200	11,225
Bank of Communications Co. Ltd. Class A	18,700	15,107
Bank of Guiyang Co. Ltd. Class A	1,680	2,305
Bank of Jiangsu Co. Ltd. Class A	5,200	5,402
Bank of Nanjing Co. Ltd. Class A	4,536	5,708
Bank of Ningbo Co. Ltd. Class A	2,730	11,027
Bank of Shanghai Co. Ltd. Class A	6,214	8,462

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

December 31, 2019

	Shares	Market Value
Banks - 19.7% (continued)
China CITIC Bank Corp. Ltd. Class A	2,600	$2,302
China Construction Bank Corp. Class A	5,100	5,291
China Everbright Bank Co. Ltd. Class A	18,900	11,960
China Merchants Bank Co. Ltd. Class A	10,500	56,621
China Minsheng Banking Corp. Ltd. Class A	15,960	14,451
Huaxia Bank Co. Ltd. Class A	5,040	5,547
Industrial & Commercial Bank of China Ltd. Class A	23,200	19,575
Industrial Bank Co. Ltd. Class A	10,600	30,116
Ping An Bank Co. Ltd. Class A	8,160	19,261
Shanghai Pudong Development Bank Co. Ltd. Class A	12,584	22,337
		270,894

Beverages - 11.7%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	700	11,099
Kweichow Moutai Co. Ltd. Class A	600	101,851
Luzhou Laojiao Co. Ltd. Class A	600	7,463
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	400	5,149
Tsingtao Brewery Co. Ltd. Class A	400	2,927
Wuliangye Yibin Co. Ltd. Class A	1,700	32,446
		160,935

Biotechnology - 0.3%
Hualan Biological Engineering, Inc. Class A	720	3,632

Building Materials - 1.7%
Anhui Conch Cement Co. Ltd. Class A	2,100	16,513
BBMG Corp. Class A	3,800	2,034
Beijing New Building Materials PLC Class A	800	2,922
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	1,898
		23,367

Chemicals - 1.0%
China Hainan Rubber Industry Group Co. Ltd. Class A	2,200	1,553
Qinghai Salt Lake Industry Co. Ltd. Class A(a)	900	1,136
Rongsheng Petro Chemical Co. Ltd. Class A	1,500	2,667
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,200	1,777
Tianqi Lithium Corp. Class A	500	2,165
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	3,737
		13,035

Coal - 0.9%
China Shenhua Energy Co. Ltd. Class A	2,200	5,761
Shaanxi Coal Industry Co. Ltd. Class A	2,300	2,967
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,600	1,667
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,700	1,495
		11,890

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

December 31, 2019

	Shares	Market Value
Commercial Services - 0.4%
Ningbo Zhoushan Port Co. Ltd. Class A	4,100	$2,236
Shanghai International Port Group Co. Ltd. Class A	3,300	2,732
		4,968

Computers - 2.1%
Aisino Corp. Class A	1,000	3,325
BOE Technology Group Co. Ltd. Class A	16,100	10,488
Dawning Information Industry Co. Ltd. Class A	420	2,084
DHC Software Co. Ltd. Class A	1,400	2,073
Inspur Electronic Information Industry Co. Ltd. Class A	650	2,807
Newland Digital Technology Co. Ltd. Class A	900	2,051
Unisplendour Corp. Ltd. Class A	420	1,905
Venustech Group, Inc. Class A	800	3,880
		28,613

Distribution/Wholesale - 0.2%
Liaoning Cheng Da Co. Ltd. Class A(a)	800	1,748
Shanghai Jahwa United Co. Ltd. Class A	400	1,776
		3,524

Diversified Financial Services - 7.2%
Anxin Trust Co. Ltd. Class A(a)	2,376	1,514
Changjiang Securities Co. Ltd. Class A	2,600	2,664
China Merchants Securities Co. Ltd. Class A	2,800	7,348
CITIC Securities Co. Ltd. Class A	4,700	17,063
Dongxing Securities Co. Ltd. Class A	900	1,697
Everbright Securities Co. Ltd. Class A	1,600	3,008
Founder Securities Co. Ltd. Class A	4,400	5,474
GF Securities Co. Ltd. Class A	2,800	6,095
Guosen Securities Co. Ltd. Class A	2,200	3,962
Guotai Junan Securities Co. Ltd. Class A	3,400	9,021
Guoyuan Securities Co. Ltd. Class A	1,650	2,195
Haitong Securities Co. Ltd. Class A	3,900	8,652
Huatai Securities Co. Ltd. Class A	2,600	7,577
Industrial Securities Co. Ltd. Class A	3,560	3,617
Orient Securities Co. Ltd. Class A	2,700	4,169
Shanxi Securities Co. Ltd. Class A	1,200	1,427
Shenwan Hongyuan Group Co. Ltd. Class A	8,910	6,546
Sinolink Securities Co. Ltd. Class A	1,600	2,135
SooChow Securities Co. Ltd. Class A	1,300	1,863
Western Securities Co. Ltd. Class A	1,600	2,250
		98,277

Electric - 3.0%
China National Nuclear Power Co. Ltd. Class A	6,200	4,449
China Yangtze Power Co. Ltd. Class A	5,900	15,560
GD Power Development Co. Ltd. Class A	8,500	2,854
Huadian Power International Corp. Ltd. Class A	4,400	2,317
Huaneng Power International, Inc. Class A	2,500	2,002

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

December 31, 2019

	Shares	Market Value
Electric - 3.0% (continued)
SDIC Power Holdings Co. Ltd. Class A	3,600	$4,742
Shenergy Co. Ltd. Class A	2,500	2,084
Shenzhen Energy Group Co. Ltd. Class A	2,100	1,871
Sichuan Chuantou Energy Co. Ltd. Class A	2,300	3,251
Zhejiang Zheneng Electric Power Co. Ltd. Class A	4,700	2,671
		41,801

Electrical Components & Equipment - 0.7%
AVIC Jonhon Optronic Technology Co. Ltd. Class A	507	2,842
Fangda Carbon New Material Co. Ltd. Class A(a)	1,192	2,080
TBEA Co. Ltd. Class A	1,900	1,813
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,430	2,452
		9,187

Electronics - 3.1%
GoerTek, Inc. Class A	1,600	4,573
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,150	19,496
Luxshare Precision Industry Co. Ltd. Class A	2,661	13,937
O-film Group Co. Ltd. Class A(a)	1,250	2,798
Zhejiang Chint Electrics Co. Ltd. Class A	600	2,307
		43,111

Energy-Alternate Sources - 0.6%
Hubei Energy Group Co. Ltd. Class A	2,900	1,735
LONGi Green Energy Technology Co. Ltd. Class A	1,820	6,485
		8,220

Engineering & Construction - 2.9%
China Communications Construction Co. Ltd. Class A	1,200	1,577
China Gezhouba Group Co. Ltd. Class A	2,400	2,301
China National Chemical Engineering Co. Ltd. Class A	2,700	2,495
China Railway Construction Corp. Ltd. Class A	5,200	7,566
China State Construction Engineering Corp. Ltd. Class A	16,940	13,661
Metallurgical Corp. of China Ltd. Class A	6,700	2,692
Power Construction Corp. of China Ltd. Class A	4,000	2,491
Shanghai Construction Group Co. Ltd. Class A	1	1
Shanghai International Airport Co. Ltd. Class A	500	5,650
Shanghai Tunnel Engineering Co. Ltd. Class A	1,700	1,473
		39,907

Environmental Control - 0.1%
Beijing Capital Co. Ltd. Class A	2,600	1,227
Tus Environmental Science And Technology Development Co. Ltd. Class A	560	738
		1,965

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

December 31, 2019

	Shares	Market Value
Food - 2.8%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,000	$15,427
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,200	4,999
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	13,319
Yonghui Superstores Co. Ltd. Class A	4,400	4,761
		38,506

Healthcare-Services - 0.2%
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,584	3,384

Holding Companies-Diversified - 0.3%
Avic Capital Co. Ltd. Class A	3,400	2,366
Zhejiang China Commodities City Group Co. Ltd. Class A	2,900	1,610
		3,976

Home Furnishings - 3.5%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,200	11,292
Haier Smart Home Co. Ltd. Class A	2,900	8,115
Midea Group Co. Ltd. Class A	2,900	24,239
TCL Corp. Class A	5,900	3,784
		47,430

Insurance - 6.9%
China Life Insurance Co. Ltd. Class A	1,300	6,505
China Pacific Insurance Group Co. Ltd. Class A	2,500	13,574
Hubei Biocause Pharmaceutical Co. Ltd. Class A	2,100	2,122
New China Life Insurance Co. Ltd. Class A	700	4,937
Ping An Insurance Group Co. of China Ltd. Class A	5,500	67,446
		94,584

Investment Companies - 0.2%
SDIC Capital Co. Ltd. Class A	1,300	2,824

Iron/Steel - 1.2%
Angang Steel Co. Ltd. Class A	3,510	1,687
Baoshan Iron & Steel Co. Ltd. Class A	8,824	7,268
Hesteel Co. Ltd. Class A	5,700	2,110
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	18,060	3,421
Maanshan Iron & Steel Co. Ltd. Class A	3,000	1,322
		15,808

Leisure Time - 0.9%
China International Travel Service Corp. Ltd. Class A	1,000	12,764

Machinery-Construction & Mining - 1.4%
Sany Heavy Industry Co. Ltd. Class A	4,100	10,031
Shanghai Electric Group Co. Ltd. Class A	4,000	2,858
XCMG Construction Machinery Co. Ltd. Class A	3,800	2,983

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

December 31, 2019

	Shares	Market Value
Machinery-Construction & Mining - 1.4% (continued)
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	$3,259
		19,131

Machinery-Diversified - 0.6%
China Shipbuilding Industry Group Power Co. Ltd. Class A(a)	600	1,722
NARI Technology Co. Ltd. Class A	2,300	6,990
		8,712

Media - 0.3%
China South Publishing & Media Group Co. Ltd. Class A	1,000	1,713
Chinese Universe Publishing & Media Group Co. Ltd. Class A	800	1,562
CITIC Guoan Information Industry Co. Ltd. Class A(a)	2,000	1,016
		4,291

Mining - 2.0%
China Molybdenum Co. Ltd. Class A	3,200	2,002
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	2,644
Ganfeng Lithium Co. Ltd. Class A	450	2,249
Jiangxi Copper Co. Ltd. Class A	1,100	2,672
Shandong Gold Mining Co. Ltd. Class A	980	4,587
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,800	1,111
Tongling Nonferrous Metals Group Co. Ltd. Class A	4,700	1,571
Zhejiang Huayou Cobalt Co. Ltd. Class A(b) (c)	546	3,086
Zhongjin Gold Corp. Ltd. Class A	1,888	2,297
Zijin Mining Group Co. Ltd. Class A	7,500	4,940
		27,159

Miscellaneous Manufacturer - 1.1%
China Jushi Co. Ltd. Class A	1,560	2,440
CRRC Corp. Ltd. Class A	10,900	11,167
Jihua Group Corp. Ltd. Class A	2,100	982
		14,589

Oil & Gas - 1.0%
China Petroleum & Chemical Corp. Class A	13,100	9,606
PetroChina Co. Ltd. Class A	5,100	4,266
		13,872

Oil & Gas Services - 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,300	2,436

Pharmaceuticals - 4.5%
Beijing SL Pharmaceutical Co. Ltd. Class A	600	1,132
Beijing Tongrentang Co. Ltd. Class A	800	3,235
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	500	2,273
Dong-E-E-Jiao Co. Ltd. Class A	400	2,030
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	600	3,066

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

December 31, 2019

	Shares	Market Value
Pharmaceuticals - 4.5% (continued)
Huadong Medicine Co. Ltd. Class A	720	$2,519
Jiangsu Hengrui Medicine Co. Ltd. Class A	2,003	25,155
Jointown Pharmaceutical Group Co. Ltd. Class A	1,000	2,030
Kangmei Pharmaceutical Co. Ltd. Class A	2,300	1,231
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,000	3,817
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	1,431
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	700	2,359
Tasly Pharmaceutical Group Co. Ltd. Class A	840	1,858
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,037	1,882
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	4,730
Zhejiang NHU Co. Ltd. Class A	1,020	3,404
		62,152

Pipelines - 0.1%
Guanghui Energy Co. Ltd. Class A	3,510	1,667

Real Estate - 5.3%
China Fortune Land Development Co. Ltd. Class A	1,100	4,530
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,162	9,016
China Vanke Co. Ltd. Class A	4,400	20,317
Financial Street Holdings Co. Ltd. Class A	1,600	1,864
Gemdale Corp. Class A	2,400	4,994
Jinke Properties Group Co. Ltd. Class A	2,700	2,975
Poly Developments & Holdings Group Co. Ltd. Class A	5,700	13,234
RiseSun Real Estate Development Co. Ltd. Class A	1,800	2,539
Seazen Holdings Co. Ltd. Class A	1,000	5,556
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	900	1,977
Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,400	3,801
Xinhu Zhongbao Co. Ltd. Class A	3,200	1,736
		72,539

Retail - 1.0%
China Grand Automotive Services Group Co. Ltd. Class A	2,700	1,263
Oriental Pearl Group Co. Ltd. Class A	1,820	2,445
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	2,636
Suning.com Co. Ltd. Class A	3,900	5,658
Youngor Group Co. Ltd. Class A	1,960	1,960
		13,962

Semiconductors - 0.4%
Sanan Optoelectronics Co. Ltd. Class A	1,920	5,058

Software - 1.8%
Beijing Shiji Information Technology Co. Ltd. Class A	600	3,358
Giant Network Group Co. Ltd. Class A	600	1,555
Hundsun Technologies, Inc. Class A	390	4,350
Iflytek Co. Ltd. Class A	750	3,711
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	600	2,318
Yonyou Network Technology Co. Ltd. Class A	1,183	4,821

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

December 31, 2019

	Shares	Market Value
Software - 1.8% (continued)
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	$4,564
		24,677

Telecommunications - 2.1%
China Spacesat Co. Ltd. Class A	600	1,840
China United Network Communications Ltd. Class A	13,500	11,410
Dr Peng Telecom & Media Group Co. Ltd. Class A(a)	700	615
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	1,969
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,865
Hengtong Optic-electric Co. Ltd. Class A	1,000	2,333
ZTE Corp. Class A(a)	1,700	8,633
		28,665

Transportation - 1.0%
COSCO Shipping Development Co. Ltd. Class A	4,000	1,487
COSCO Shipping Holdings Co. Ltd. Class A(a)	3,800	2,873
Daqin Railway Co. Ltd. Class A	7,100	8,364
Guangshen Railway Co. Ltd. Class A	3,000	1,317
		14,041

Total Common Stocks (Cost $1,184,589)		1,379,593
Total Investments -100.6% (Cost $1,184,589)		1,379,593
Liabilities, less cash and other assets - (0.6)%		(7,672)
Net Assets - 100.0%		$1,371,921

(a)	Non-income producing security.
(b)	Level 2 securities fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2019, the value of this security amounted to $3,086 or 0.2% of net assets.
(c)	Security deemed illiquid as of December 31, 2019.

Summary of Investments by Sector^
Financials	34.2%
Consumer Staples	16.5
Industrials	10.2
Information Technology	8.7
Consumer Discretionary	7.5
Materials	5.6
Real Estate	5.3
Health Care	5.2
Utilities	3.3
Energy	2.2
Communication Services	1.9
Liabilities, less cash and other assets	(0.6)
100.0%

^   As a percentage of net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (concluded)

December 31, 2019

Financial Derivative Instruments

Open Forward Currency Exchange Contracts

Currency	Buy Amount	Currency	(Sell) Amount	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RMB	720,938	USD	(102,806)	Brown Brothers Harriman & Co.	1/9/2020	$640	$–
RMB	187,875	USD	(26,705)	Brown Brothers Harriman & Co.	1/9/2020	253	–
RMB	158,662	USD	(22,635)	Brown Brothers Harriman & Co.	1/9/2020	131	–
USD	20,649	RMB	(144,142)	Brown Brothers Harriman & Co.	1/9/2020	–	(33)
USD	16,120	RMB	(112,752)	Brown Brothers Harriman & Co.	1/9/2020	–	(59)
USD	22,396	RMB	(156,730)	Brown Brothers Harriman & Co.	1/9/2020	–	(92)
USD	21,118	RMB	(148,677)	Brown Brothers Harriman & Co.	1/9/2020	–	(215)
USD	1,438,855	RMB	(10,126,035)	Brown Brothers Harriman & Co.	1/9/2020	–	(14,112)
						$1,024	$(14,511)
Net Unrealized (Depreciation) on Open Forward Foreign Currency Contracts							$(13,487)

Currency Abbreviations:

RMB	-	Chinese Renminbi
USD	-	United States Dollar

CSOP ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

December 31, 2019

1.     Organization

CSOP ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of two investment portfolios: the CSOP FTSE China A50 ETF and the CSOP MSCI China A International Hedged ETF (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). Each Fund is classified as ‘‘diversified,’’ and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.

The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index and the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index (each an ‘‘Index’’ and collectively, the ‘‘Indices’’).

CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).

2.     Summary of Significant Accounting Policies

a.  Basis of Presentation

The accompanying schedules of investments were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b.  Investment Valuation

The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (‘‘Procedures’’) duly approved by the Board. Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and ETFs that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable NAV. Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates at 3:00 PM Hong Kong time on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.

In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources; (ii) a review of corporate actions and news events; (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as ‘‘tracking error.’’

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the ‘‘1933 Act’’)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the valuations as of December 31, 2019, for the Funds based upon the three levels defined above:

CSOP FTSE China A50 ETF

At December 31, 2019	Total	Level 1	Level 2	Level 3
Common Stocks	$23,647,533	$23,647,533	$–	$–
Total Investments, at value	$23,647,533	$23,647,533	$–	$–

CSOP MSCI China A International Hedged ETF

At December 31, 2019	Total	Level 1	Level 2	Level 3
Common Stocks	$1,379,593	$1,376,507	$3,086	$–
Total Investments, at value	$1,379,593	$1,376,507	$3,086	$–

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$1,024	$–	$1,024	$–

Liabilities
Forward Foreign Currency Contracts	$(14,511)	$–	$(14,511)	$–
Total Other Financial Instruments	$(13,487)	$–	$(13,487)	$–

Please refer to the Schedules of Investments to view equity securities segregated by industry type.

c.     Foreign Currency Translations

The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00 pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

d.    Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.

The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

e.     Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Fund’s respective Schedule of Investments.

3.     Principal Risks

As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Funds to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest rate fluctuations and currency fluctuations, as well as inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.

Risk of Investments in A-Shares

The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (‘‘RQFII’’) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.

The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund. If the trading in a significant number of the Funds’ A-Share holdings is halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to ‘‘fair value’’ a portion of their portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.

Risk of Investment and Repatriation Restrictions

Investments by the Funds in the People’s Republic of China (‘‘China’’ or the ‘‘PRC’’) securities are subject to governmental pre-approval limitations on the quantity that the Funds may purchase, as well as limits on the classes of securities in which the Funds may invest. Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.

A-Shares Tax Risk

The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have adverse impact on the Funds’ performance.

Risk of Investing Through Shanghai-Hong Kong Stock Connect

The Funds may invest in China A Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Trading through the Shanghai-Hong Kong Stock Connect program is subject to a number of restrictions that may impact the Funds’ investments and returns. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily investment quotas designed to limit the maximum daily net purchases on any particular day apply to all participants in the Shanghai-Hong Kong Stock Connect program. These daily investment quotas may restrict or preclude the ability of the Funds to invest in securities obtained via the program. Additionally, investments made through the Shanghai-Hong Kong Stock Connect program are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Funds.

Risk of Investing in Issuers listed on the ChiNext Board

The issuers listed on the ChiNext Board generally are companies in the early stages of development pursuing ventures in the scientific development, innovation and media industries. As a result, these issuers generally have limited operating histories, less mature business models, and limited risk management capacity. These traits cause ChiNext-listed issuers to be vulnerable to market risks and market volatility, both of which may adversely affect the performance of an issuer and thus, the Funds’ investment in such issuer.

Authorized Participant Concentration Risk

Only an Authorized Participant (as defined in the “Purchase and Sale of Fund Shares” section of the Prospectus) may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that serve as Authorized Participant, none of which are obligated to engage in creation and/or redemption transactions. To the extent that one or more of these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem, there may be a significantly diminished trading market for Fund shares which may cause them to trade at a discount (or premium) to NAV and possibly face trading halts and/or delisting.

Concentration Risk

To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences than if the Funds’ assets were more diversified.

Costs of Buying or Selling Fund Shares

Investors buying or selling shares in the secondary market will normally pay brokerage commissions or other fees which have the effect of reducing their Funds’ returns. These fees are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.

Custody Risk

Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.

Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets. However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds’ investors.

Derivatives Risk

The Funds may invest in derivatives. Examples of derivatives include forward currency contracts, futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the underlying assets, rates, indices or other indicators, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume and liquidity constraints, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Equity Securities Risk

An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, and its value may be affected by market fluctuations, changes in interest rates, perceived trends in stock prices, general economic conditions, and factors related to specific issuers in which the Fund invests. Equity securities may be vulnerable to volatile changes in value, that cause their values to go up or down significantly and without warning.

Financial Sector Risk

The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater involvement in the financial sector by the Chinese government poses additional risks for investors, including the risk of appropriation or seizure of assets by the Chinese government, and the risk of abrupt changes in government policy or regulation.

Index Tracking Error Risk

As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to market disruptions, legal restrictions or limitations imposed by the Chinese government, certain NYSE Arca listing standards, or a lack of liquidity on stock exchanges in which such securities trade. The Funds may not be fully invested at times either as a result of cash flows into the Funds or reserves of cash held by the Funds to meet redemptions or pay expenses. In addition, foreign exchange fluctuations and any issues the Funds encounter with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking error risk.

International Closed Market Trading Risk

Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs

Large-Capitalization Securities Risk

The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.

Mid-Capitalization Securities Risk

The CSOP MSCI China A International Hedged ETF’s investments are expected to include securities of mid-capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, as they are more likely to have narrower product lines, fewer financial resources, less management depth and experience, and less competitive strength. In addition, securities of mid-capitalization issuers may be more volatile and less liquid, and the returns on investments could trail the returns on investments in securities of large-capitalization companies.

Non-U.S. Currency Risk

The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Renminbi (‘‘RMB’’) whereas the Funds’ reference currency is the U.S. dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. Such fluctuations may be due to changes in interest rates, investors’ expectations concerning inflation and interest rates, the imposition of currency controls or other national or global political or economic developments. Moreover, Funds may incur costs in connection with conversions between U.S. dollars and foreign currencies. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.

Non-U.S. Securities Risk

Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation, decreased market liquidity and political instability. In addition, because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities in such markets.

Passive Investment Risk

The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.

Risk of Cash Transactions

Unlike some other ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that transacts in-kind.

Secondary Market Trading Risk

Trading in the Funds’ shares may be halted by the Exchange, or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Shares of the Fund May Trade at Prices Other than NAV

Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.

Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Funds, the Adviser, and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

4.     Subsequent Events

In preparing the Schedules of Investments, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Fund management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date, other than following:

On January 10, 2020 the CSOP MSCI China A International Hedged ETF was liquidated. On January 23, 2020 the CSOP FTSE China A50 ETF was reorganized into a newly created series of Pacer Funds Trust, a Delaware statutory trust.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

CSOP ETF TRUST

By (Signature and Title)*

/s/ Ding Chen
Ding Chen
President – Principal Executive Officer

Date: February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Ding Chen
Ding Chen
President – Principal Executive Officer

Date: February 26, 2020

By (Signature and Title)*

/s/ Monique Labbe
Monique Labbe
Treasurer – Principal Financial Officer

Date: February 26, 2020

* Print name and title of each signing officer under his or her signature.